STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 127,190,507	$ 121,252,135
Employer contributions receivable	1,606,502	1,308,015
Net assets available for benefits	$ 128,797,009	$ 122,560,150